Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Estimated Useful Lives
Items of mineral properties, plant and equipment are depreciated based on the estimated economic useful life of each component as follows:

Buildings	Lessor of life of mine or up to 25 years
Mining equipment	4 years
Mobile equipment & other assets	5 years
Mineral properties	Units of production
Mine closure and rehabilitation costs	Units of production or period until remediation
Right of use assets	Shorter of the term of lease and life of asset

	Buildings	Mining Equipment	Mineral Properties(1)	Projects in Progress(2)	Equipment & Other Assets	Deposit on Projects	Mine Closure Costs	Right-of-Use Assets	Total
Cost:
Balance, December 31, 2020	$14,882	$92,702	$313,762	$8,322	$8,478	$4,326	$7,536	$8,322	$458,330
Additions	19	7,538	37,719	100,682	1,130	25,696	5,162	10,425	188,371
Disposals	—	(1,004)	—	(1,821)	(3)	(7)	—	(575)	(3,410)
Transfers	4,626	33,217	67,556	(87,204)	814	(19,009)	—	—	—
Foreign exchange	(1,175)	(7,678)	(25,020)	(789)	(600)	(518)	(688)	(874)	(37,342)
Balance, December 31, 2021	18,352	124,775	394,017	19,190	9,819	10,488	12,010	17,298	605,949
Additions	885	62,081	125,004	64,779	8,722	31,984	1,354	11,666	306,475
Capitalized borrowing costs	—	—	—	6,246	—	—	—	—	6,246
Disposals	(736)	(1,917)	—	(2,241)	(9)	(2)	—	(1,541)	(6,446)
Transfers	2,280	1,512	8,453	26,303	185	(3,650)	—	—	35,083
Foreign exchange	1,257	8,004	26,213	(2,456)	545	454	824	1,026	35,867
Balance, December 31, 2022	$22,038	$194,455	$553,687	$111,821	$19,262	$39,274	$14,188	$28,449	$983,174

Accumulated depreciation:
Balance, December 31, 2020	$(3,916)	$(15,655)	$(90,539)	$—	$(4,583)	$—	$(3,315)	$(6,620)	$(124,628)
Depreciation expense	(808)	(12,664)	(26,475)	—	(1,489)	—	(985)	(4,869)	$(47,290)
Disposals	—	913	—	—	3	—	—	413	$1,329
Foreign exchange	296	1,463	7,125	—	336	—	260	588	$10,068
Balance, December 31, 2021	(4,428)	(25,943)	(109,889)	—	(5,733)	—	(4,040)	(10,488)	(160,521)
Depreciation expense	(1,047)	(16,373)	(33,378)	—	(973)	—	(914)	(7,530)	(60,215)
Disposals	734	1,672	60	—	70	—	—	913	3,449
Foreign exchange	(306)	(1,666)	(7,352)	—	(354)	—	(273)	(662)	(10,613)
Balance, December 31, 2022	$(5,047)	$(42,310)	$(150,559)	$—	$(6,990)	$—	$(5,227)	$(17,767)	$(227,900)

Net book value, December 31, 2021	$13,924	$98,832	$284,128	$19,190	$4,086	$10,488	$7,970	$6,810	$445,428
Net book value, December 31, 2022	$16,991	$152,145	$403,128	$111,821	$12,272	$39,274	$8,961	$10,682	$755,274

Classification and Measurement of Financial Assets and Liabilities Under IFRS 9
The Company has assessed the classification and measurement of its financial assets and financial liabilities under IFRS 9 in the following table:

Measurement Category
Financial Assets
Cash and cash equivalents	Amortized Cost
Short-term investments	Amortized Cost
Trade receivables related to provisional priced sales	Fair value through profit or loss
Derivatives	Fair value through profit or loss
Notes and other receivables	Amortized Cost
Deposits	Amortized Cost
Financial Liabilities
Trade payables	Amortized Cost
Loans and borrowings	Amortized Cost
Derivatives	Fair value through profit or loss